T. ROWE PRICE Emerging Markets Local Currency Bond Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 885,000 913
Total Albania (Cost
$938
)
913
ANGOLA 0.8%
Government Bonds 0.8%
Republic of Angola, 9.50%, 11/12/25 (USD)  2,735,000 2,686
Total Angola (Cost
$2,719
)
2,686
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD)  470,000 467
Total Bahamas (Cost
$467
)
467
BRAZIL 8.9%
Government Bonds 8.9%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/35  4,324,808 884
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25  24,285,000 4,783
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  78,335,000 15,233
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  34,230,000 6,341
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  15,795,000 2,870
Total Brazil (Cost
$29,872
)
30,111
BULGARIA 0.3%
Government Bonds 0.3%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  1,075,000 1,100
Total Bulgaria (Cost
$1,154
)
1,100
CHILE 0.8%
Corporate Bonds 0.2%
CAP, 3.90%, 4/27/31 (USD)  835,000 616
616

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.6%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (1) 1,870,000,000 2,083
2,083
Total Chile (Cost
$3,086
)
2,699
CHINA 5.5%
Convertible Bonds 0.3%
H World Group, 3.00%, 5/1/26 (USD)  315,000 365
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  700,000 598
963
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  540,000 74
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(3) 1,000,000 35
109
Government Bonds 5.2%
China Development Bank, Series 1904, 3.68%, 2/26/26  5,900,000 830
People's Republic of China, Series INBK, 2.62%, 4/15/28  36,000,000 4,941
People's Republic of China, Series INBK, 3.01%, 5/13/28  19,000,000 2,654
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,141
People's Republic of China, Series 1915, 3.13%, 11/21/29  57,100,000 8,050
17,616
Total China (Cost
$20,951
)
18,688
COLOMBIA 5.2%
Corporate Bonds 0.4%
Empresas Publicas de Medellin, 7.625%, 9/10/24 (1) 1,862,000,000 433
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 1,015
1,448
Government Bonds 4.7%
Republic of Colombia, Series B, 6.00%, 4/28/28  28,473,800,000 5,761
Republic of Colombia, Series B, 7.00%, 3/26/31  2,497,000,000 480
Republic of Colombia, Series B, 7.00%, 6/30/32  2,620,000,000 485
Republic of Colombia, Series B, 7.25%, 10/18/34  15,301,300,000 2,731
Republic of Colombia, Series B, 13.25%, 2/9/33  12,661,600,000 3,355
Republic of Colombia, Series G, 7.00%, 3/26/31  16,329,400,000 3,139
15,951
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $81 (USD) (3)(4) † 106

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $247 (USD) (3)(4) † 245
351
Total Colombia (Cost
$18,405
)
17,750
CZECH REPUBLIC 4.1%
Government Bonds 4.1%
Czech Republic, Series 49, 4.20%, 12/4/36  53,930,000 2,210
Czech Republic, Series 78, 2.50%, 8/25/28  109,590,000 4,294
Czech Republic, Series 103, 2.00%, 10/13/33  214,950,000 7,329
Total Czech Republic (Cost
$14,244
)
13,833
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 763
Total Egypt (Cost
$1,509
)
763
HUNGARY 2.8%
Corporate Bonds 0.2%
OTP Bank, VR, 8.75%, 5/15/33 (USD) (5) 500,000 497
497
Government Bonds 2.6%
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,149,900,000 2,765
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  1,937,000,000 4,021
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  967,000,000 1,770
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 364
8,920
Total Hungary (Cost
$10,088
)
9,417
INDIA 1.4%
Corporate Bonds 0.5%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,551
1,551
Government Bonds 0.9%
Republic of India, 7.26%, 8/22/32  141,500,000 1,704
Republic of India, 7.26%, 2/6/33  115,000,000 1,389
3,093
Total India (Cost
$5,119
)
4,644

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 10.3%
Corporate Bonds 1.0%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (1) 46,100,000,000 3,313
3,313
Government Bonds 9.3%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  55,866,000,000 3,578
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  80,284,000,000 5,786
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  123,957,000,000 8,994
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  43,800,000,000 2,871
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  65,272,000,000 4,418
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  55,200,000,000 3,433
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  39,539,000,000 2,498
31,578
Total Indonesia (Cost
$36,029
)
34,891
IVORY COAST 0.5%
Government Bonds 0.5%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  1,915,000 1,677
Total Ivory Coast (Cost
$1,752
)
1,677
MALAYSIA 5.2%
Government Bonds 5.2%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  13,145,000 2,619
Government of Malaysia, Series 0322, 4.504%, 4/30/29  13,915,000 3,060
Government of Malaysia, Series 0411, 4.232%, 6/30/31  14,569,000 3,155
Government of Malaysia, Series 0519, 3.757%, 5/22/40  34,375,000 6,874
Government of Malaysia, Series 0713, 4.935%, 9/30/43  9,040,000 2,065
Total Malaysia (Cost
$18,896
)
17,773
MEXICO 8.6%
Government Bonds 8.6%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,455,000 2,167
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 588
United Mexican States, Series M, 7.50%, 6/3/27  57,681,800 3,024
United Mexican States, Series M, 7.50%, 5/26/33  78,700,000 3,839
United Mexican States, Series M, 7.75%, 5/29/31  77,213,000 3,905
United Mexican States, Series M, 8.00%, 7/31/53  41,177,000 1,929

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M, 8.50%, 5/31/29  31,775,000 1,706
United Mexican States, Series M, 8.50%, 11/18/38  200,860,000 10,166
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  35,821,991 1,736
Total Mexico (Cost
$29,941
)
29,060
PERU 4.1%
Government Bonds 4.1%
Republic of Peru, 6.15%, 8/12/32  6,364,000 1,565
Republic of Peru, 6.35%, 8/12/28 (1) 20,828,000 5,502
Republic of Peru, 6.35%, 8/12/28  16,700,000 4,412
Republic of Peru, 6.90%, 8/12/37  4,284,000 1,077
Republic of Peru, 8.20%, 8/12/26  5,400,000 1,499
Total Peru (Cost
$15,011
)
14,055
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, Series 25-6, 9.25%, 11/5/34  14,060,000 302
Total Philippines (Cost
$284
)
302
POLAND 2.9%
Government Bonds 2.9%
Republic of Poland, Series 0727, 2.50%, 7/25/27  34,200,000 7,133
Republic of Poland, Series 1029, 2.75%, 10/25/29  7,300,000 1,451
Republic of Poland, Series 1033, 6.00%, 10/25/33  5,962,000 1,376
Total Poland (Cost
$9,403
)
9,960
ROMANIA 4.7%
Corporate Bonds 0.6%
Banca Comerciala Romana, VR, 7.625%, 5/19/27 (EUR) (5) 500,000 546
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5) 1,520,000 1,672
2,218
Government Bonds 4.1%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  45,730,000 9,014
Republic of Romania, Series 15YR, 5.80%, 7/26/27  5,100,000 1,055
Republic of Romania, Series 5Y, 4.25%, 4/28/36  12,870,000 2,110
Republic of Romania, Series 8Y, 4.15%, 1/26/28  8,430,000 1,635
13,814
Total Romania (Cost
$15,435
)
16,032

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SENEGAL 0.6%
Government Bonds 0.6%
Republic of Senegal, 6.25%, 5/23/33 (USD)  2,333,000 1,876
Total Senegal (Cost
$1,980
)
1,876
SERBIA 0.4%
Government Bonds 0.4%
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  185,990,000 1,514
Total Serbia (Cost
$1,946
)
1,514
SOUTH AFRICA 7.1%
Government Bonds 7.1%
Republic of South Africa, Series R213, 7.00%, 2/28/31  118,760,000 4,927
Republic of South Africa, Series 2032, 8.25%, 3/31/32  14,119,000 609
Republic of South Africa, Series 2035, 8.875%, 2/28/35  244,274,000 10,188
Republic of South Africa, Series 2044, 8.75%, 1/31/44  195,010,000 7,201
Republic of South Africa, Series 2048, 8.75%, 2/28/48  35,644,000 1,309
Total South Africa (Cost
$29,364
)
24,234
SRI LANKA 0.8%
Government Bonds 0.8%
Republic of Sri Lanka Treasury Bills, Series 182, 19.00%,
12/15/23  155,000,000 463
Republic of Sri Lanka Treasury Bills, Series 182, 19.00%,
12/1/23  50,000,000 150
Republic of Sri Lanka Treasury Bills, Series 182, 23.75%,
10/6/23  265,000,000 816
Republic of Sri Lanka Treasury Bills, Series 364, 22.25%, 4/5/24  440,000,000 1,260
Total Sri Lanka (Cost
$2,714
)
2,689
SUPRANATIONAL 1.8%
Government Bonds 1.8%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  40,230,000,000 2,578
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,378
International Bank for Reconstruction & Development, Series
GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,034

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,156
Total Supranational (Cost
$6,795
)
6,146
TANZANIA 0.2%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 658
Total Tanzania (Cost
$648
)
658
THAILAND 6.9%
Government Bonds 6.9%
Kingdom of Thailand, 1.585%, 12/17/35  299,965,000 6,834
Kingdom of Thailand, 2.00%, 6/17/42  62,500,000 1,352
Kingdom of Thailand, 3.35%, 6/17/33  11,070,000 308
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 778
Kingdom of Thailand, 3.65%, 6/20/31  186,542,000 5,324
Kingdom of Thailand, 3.775%, 6/25/32  229,525,000 6,567
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  92,582,528 2,408
Total Thailand (Cost
$27,119
)
23,571
UKRAINE 1.1%
Government Bonds 1.1%
Government of Ukraine, 11.67%, 11/22/23  130,100,000 3,583
Total Ukraine (Cost
$4,944
)
3,583
UNITED STATES 1.0%
Convertible Bonds 0.1%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  3,000,000 347
347
U.S. Treasury Obligations 0.9%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  2,158,950 1,881
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  1,268,829 1,206
3,087
Total United States (Cost
$3,676
)
3,434

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
URUGUAY 1.8%
Government Bonds 1.8%
Republic of Uruguay, 8.25%, 5/21/31  106,300,000 2,557
Republic of Uruguay, 8.50%, 3/15/28 (1) 77,100,000 1,952
Republic of Uruguay, 9.75%, 7/20/33  56,650,000 1,486
Total Uruguay (Cost
$5,785
)
5,995
SHORT-TERM INVESTMENTS 5.7%
Money Market Funds 5.3%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 18,034,941 18,035
18,035
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 5.344%, 12/7/23  1,500,000 1,485
1,485
Total Short-Term Investments (Cost $19,520) 19,520
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
USD / EUR, Call,
11/16/23 @ EUR
1.06 (3) 1 5,830 53
BNP Paribas
USD / MXN, Put,
10/10/23 @ MXN
17.30 (3) 2 5,050 22
Morgan Stanley
EUR / HUF, Put,
11/2/23 @ HUF
375.00 (EUR) (3) 1 7,260 4
Morgan Stanley
USD / JPY, Put,
11/6/23 @ JPY
147.50 (3) 1 5,000 41
UBS Investment Bank
USD / CHF, Call,
11/16/23 @ CHF
0.91 (3) 2 6,740 94

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
USD / EUR, Call,
11/16/23 @ EUR
1.06 (3) 1 990 9
Total Options Purchased (Cost $205) 223
Total Investments in Securities 94.3%
(Cost $339,999) $ 320,264
Other Assets Less Liabilities 5.7% 19,501
Net Assets 100.0% $ 339,765
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$14,196 and represents 4.2% of net assets.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$351 and represents 0.1% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Seven-day yield
(7) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Interest Rate Swaps 0.0%
Brazil (0.0)%
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.255% at Maturity,
Pay Variable 12.65%, (BRL CDI) at
Maturity, 1/4/27 22,427 (52) — (52)
Morgan Stanley, 5 Year Interest Rate
Swap, Receive Fixed 12.170% at Maturity,
Pay Variable 12.65%, (BRL CDI) at
Maturity, 1/4/27 11,510 44 — 44
Total Brazil — (8)
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 1.97%, (7 Day Interbank Repo)
Quarterly, 5/16/30 5,521 9 — 9
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.00%, (7 Day Interbank Repo)
Quarterly, 5/15/30 5,573 9 — 9
Total China — 18
Total Bilateral Interest Rate Swaps — 10
Total Bilateral Swaps — 10
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.1%
South Africa 0.1%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 4,460 286 285 1
Total South Africa 1
United States 0.0%
Protection Bought (Relevant Credit: Markit
CDX.EM-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 2,920 159 151 8

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Markit
iTraxx Asia Ex-Japan-S40, 5 Year Index),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/28 5,060 58 63 (5)
Total United States 3
Total Centrally Cleared Credit Default Swaps,
Protection Bought 4
Interest Rate Swaps (0.0)%
China 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.710% Quarterly, Pay Variable 1.973% (7
Day Interbank Repo) Quarterly, 12/27/27 27,200 56 — 56
5 Year Interest Rate Swap, Receive Fixed
2.765% Quarterly, Pay Variable 2.200% (7
Day Interbank Repo) Quarterly, 12/16/27 5,200 12 — 12
Total China 68
Foreign/Europe 0.0%
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 9/21/28 10,825 (22) — (22)
5 Year Interest Rate Swap, Receive Fixed
3.400% Annually, Pay Variable 4.122% (6M
EURIBOR) Semi-Annually, 9/27/28 4,061 (2) — (2)
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 9/22/53 2,300 65 — 65
Total Foreign/Europe 41
Hungary 0.0%
5 Year Interest Rate Swap, Receive Fixed
6.309% Annually, Pay Variable 12.550%
(6M HUF BUBOR) Semi-Annually, 3/18/27 320,000 (21) — (21)
5 Year Interest Rate Swap, Receive Fixed
9.584% Annually, Pay Variable 14.160%
(6M HUF BUBOR) Semi-Annually, 7/27/27 440,000 47 — 47
Total Hungary 26
India (0.0)%
7 Year Interest Rate Swap, Receive Fixed
6.638% Semi-Annually, Pay Variable
6.950% (1 Day INR MIBOR) Semi-Annually,
9/2/30 306,600 (41) — (41)
Total India (41)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Mexico (0.1)%
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 11.506%
(MXIBTIIE) 28 Days, 12/3/24 27,500 (87) — (87)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 11.505%
(MXIBTIIE) 28 Days, 9/13/24 56,500 (149) 1 (150)
7 Year Interest Rate Swap, Receive Fixed
8.530% 28 Days, Pay Variable 11.505%
(MXIBTIIE) 28 Days, 3/21/30 30,000 (83) — (83)
Total Mexico (320)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
5.060% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/30/28 5,225 (18) — (18)
Total Poland (18)
Total Centrally Cleared Interest Rate Swaps (244)
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.349% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/24/28 1,010 12 — 12
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.608% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/17/28 960 1 — 1
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.915% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/9/27 380 (4) — (4)
Total United States 9
Total Centrally Cleared Zero-Coupon Inflation Swaps 9
Total Centrally Cleared Swaps (231)
Net payments (receipts) of variation margin to date 278
Variation margin receivable (payable) on centrally cleared swaps $ 47
**
Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/6/23 IDR 25,261,384 USD 1,683 $ (49)
Bank of America 10/13/23 USD 2,081 CZK 44,101 171
Bank of America 10/13/23 USD 4,449 ZAR 84,750 (21)
Bank of America 11/17/23 PLN 10,484 USD 2,399 (2)
Bank of America 12/8/23 MYR 26,545 USD 5,748 (57)
Bank of America 12/8/23 USD 4,157 MYR 19,330 13
Bank of America 1/17/24 IDR 24,495,209 USD 1,581 (1)
Barclays Bank 10/6/23 IDR 31,131,537 USD 2,054 (40)
Barclays Bank 10/6/23 INR 406,375 USD 4,883 7
Barclays Bank 10/6/23 KRW 5,203,002 USD 3,985 (130)
Barclays Bank 10/6/23 TWD 20,783 USD 645 —
Barclays Bank 10/6/23 USD 3,864 KRW 5,149,871 48
Barclays Bank 10/13/23 ZAR 86,431 USD 4,494 65
Barclays Bank 11/10/23 CLP 774,846 USD 899 (30)
Barclays Bank 11/24/23 EUR 3,645 USD 3,904 (41)
Barclays Bank 1/17/24 KRW 5,149,871 USD 3,887 (57)
Barclays Bank 1/17/24 USD 3,132 INR 261,976 (2)
BNP Paribas 10/6/23 KRW 2,575,668 USD 1,949 (41)
BNP Paribas 10/6/23 PEN 6,864 USD 1,811 —
BNP Paribas 10/6/23 USD 1,033 KRW 1,296,741 72
BNP Paribas 10/6/23 USD 1,944 PEN 7,230 36
BNP Paribas 10/11/23 USD 962 EGP 29,877 (2)
BNP Paribas 10/13/23 HUF 742,013 USD 2,102 (93)
BNP Paribas 10/13/23 USD 1,436 RON 6,343 88
BNP Paribas 11/10/23 CLP 4,636,873 USD 5,287 (86)
BNP Paribas 11/24/23 USD 6,215 EUR 5,680 195
BNP Paribas 12/4/23 BRL 11,528 USD 2,335 (61)
BNP Paribas 12/7/23 COP 2,531,183 USD 609 1
BNP Paribas 12/7/23 COP 4,479,703 USD 1,081 (2)
BNP Paribas 12/7/23 USD 1,350 COP 5,704,605 (23)
BNP Paribas 12/8/23 USD 1,940 MYR 9,055 (1)
BNP Paribas 12/14/23 EGP 29,877 USD 935 6
Citibank 10/6/23 TWD 99,562 USD 3,085 4
Citibank 10/6/23 USD 3,449 IDR 51,798,253 99
Citibank 10/6/23 USD 2,315 INR 192,686 (4)
Citibank 10/6/23 USD 644 TWD 20,783 (1)
Citibank 10/13/23 MXN 46,665 USD 2,674 (3)
Citibank 10/13/23 RON 19,723 USD 4,375 (184)
Citibank 10/13/23 USD 3,235 CZK 71,851 122
Citibank 10/13/23 USD 2,268 MXN 39,242 22
Citibank 10/13/23 USD 1,964 ZAR 36,662 30
Citibank 11/10/23 CLP 849,916 USD 992 (39)
Citibank 11/17/23 RSD 273,888 USD 2,555 (83)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 12/7/23 USD 1,360 COP 5,762,227 $ (28)
Citibank 12/7/23 USD 1,652 PHP 94,236 (12)
Citibank 1/17/24 TWD 20,783 USD 648 2
Citibank 1/17/24 USD 3,103 TWD 99,562 (9)
Deutsche Bank 10/6/23 USD 3,799 IDR 57,924,271 53
Deutsche Bank 10/6/23 USD 1,997 INR 164,229 20
Deutsche Bank 10/6/23 USD 1,003 KZT 462,811 38
Deutsche Bank 10/6/23 USD 3,757 TWD 116,487 144
Deutsche Bank 10/11/23 USD 1,427 EGP 44,338 (4)
Deutsche Bank 10/13/23 CZK 279,789 USD 12,820 (701)
Deutsche Bank 10/13/23 HUF 590,843 USD 1,596 4
Deutsche Bank 10/13/23 HUF 2,764,439 USD 7,836 (350)
Deutsche Bank 10/13/23 USD 2,680 CZK 61,896 (1)
Deutsche Bank 10/13/23 USD 1,918 HUF 708,706 (1)
Deutsche Bank 10/13/23 USD 1,757 RON 8,265 1
Deutsche Bank 10/13/23 USD 2,990 ZAR 56,907 (12)
Deutsche Bank 10/20/23 CHF 334 USD 366 (1)
Deutsche Bank 11/17/23 PLN 11,151 USD 2,705 (156)
Deutsche Bank 11/17/23 USD 2,169 PLN 9,466 5
Deutsche Bank 11/17/23 USD 258 TRY 7,399 3
Deutsche Bank 11/24/23 EUR 359 USD 381 —
Deutsche Bank 12/4/23 BRL 8,832 USD 1,746 (4)
Deutsche Bank 12/8/23 MYR 34,856 USD 7,463 10
Deutsche Bank 12/8/23 THB 108,457 USD 2,983 15
Deutsche Bank 12/8/23 THB 149,184 USD 4,290 (168)
Deutsche Bank 12/8/23 USD 698 MYR 3,215 9
Deutsche Bank 12/8/23 USD 3,063 MYR 14,352 (14)
Deutsche Bank 12/15/23 USD 4,220 CNH 30,775 (12)
Goldman Sachs 10/6/23 IDR 34,595,811 USD 2,229 9
Goldman Sachs 10/6/23 IDR 69,200,212 USD 4,568 (93)
Goldman Sachs 10/6/23 KRW 2,574,203 USD 1,945 (37)
Goldman Sachs 10/6/23 TWD 53,356 USD 1,654 1
Goldman Sachs 10/6/23 TWD 31,967 USD 992 (1)
Goldman Sachs 10/6/23 USD 3,024 IDR 45,231,111 98
Goldman Sachs 10/6/23 USD 2,114 PEN 7,853 41
Goldman Sachs 10/6/23 USD 5,428 TWD 168,359 205
Goldman Sachs 10/13/23 MXN 45,117 USD 2,593 (10)
Goldman Sachs 10/13/23 ZAR 48,985 USD 2,581 2
Goldman Sachs 11/10/23 USD 903 CLP 816,959 (14)
Goldman Sachs 11/17/23 USD 2,745 PLN 11,844 38
Goldman Sachs 12/4/23 BRL 15,597 USD 3,162 (85)
Goldman Sachs 12/4/23 USD 4,179 BRL 20,923 52
Goldman Sachs 12/7/23 COP 5,172,780 USD 1,233 12

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 12/7/23 USD 1,636 COP 6,772,977 $ 6
Goldman Sachs 12/8/23 THB 17,178 USD 495 (20)
Goldman Sachs 12/8/23 USD 3,582 THB 129,818 (6)
Goldman Sachs 12/15/23 CNH 22,186 USD 3,074 (23)
Goldman Sachs 12/15/23 USD 1,754 CNH 12,753 —
Goldman Sachs 1/17/24 USD 2,938 IDR 45,665,334 (7)
Goldman Sachs 1/17/24 USD 2,662 TWD 85,323 (5)
HSBC Bank 10/6/23 IDR 12,869,797 USD 833 —
HSBC Bank 10/6/23 TWD 63,764 USD 2,008 (30)
HSBC Bank 10/6/23 USD 2,850 TWD 88,216 113
HSBC Bank 11/24/23 EUR 3,308 USD 3,487 19
HSBC Bank 11/24/23 EUR 1,816 USD 1,992 (68)
HSBC Bank 11/24/23 USD 3,941 EUR 3,594 132
HSBC Bank 12/4/23 BRL 7,712 USD 1,554 (32)
HSBC Bank 12/4/23 USD 5,905 BRL 29,056 173
HSBC Bank 12/7/23 USD 1,032 PHP 58,650 (4)
HSBC Bank 12/8/23 MYR 53,092 USD 11,489 (106)
HSBC Bank 12/8/23 USD 3,860 MYR 17,948 12
HSBC Bank 12/8/23 USD 2,868 UYU 109,939 46
HSBC Bank 12/8/23 UYU 31,042 USD 805 (9)
HSBC Bank 12/15/23 CNH 40,174 USD 5,508 15
HSBC Bank 12/15/23 CNH 44,373 USD 6,144 (43)
HSBC Bank 1/17/24 USD 832 IDR 12,869,797 1
JPMorgan Chase 10/6/23 IDR 1,395,707 USD 91 (1)
JPMorgan Chase 10/6/23 KZT 462,811 USD 993 (29)
JPMorgan Chase 10/6/23 TWD 59,128 USD 1,924 (90)
JPMorgan Chase 10/6/23 USD 1,017 IDR 15,504,695 14
JPMorgan Chase 10/6/23 USD 2,708 IDR 42,056,683 (12)
JPMorgan Chase 10/6/23 USD 1,397 INR 116,022 1
JPMorgan Chase 10/6/23 USD 2,060 PEN 7,516 77
JPMorgan Chase 10/11/23 EGP 61,787 USD 1,897 98
JPMorgan Chase 10/13/23 CZK 145,555 USD 6,515 (210)
JPMorgan Chase 10/13/23 HUF 752,208 USD 2,062 (25)
JPMorgan Chase 10/13/23 MXN 10,407 USD 598 (2)
JPMorgan Chase 10/13/23 RON 13,417 USD 2,909 (58)
JPMorgan Chase 10/13/23 USD 516 HUF 182,907 21
JPMorgan Chase 10/13/23 USD 8,942 MXN 153,368 163
JPMorgan Chase 10/13/23 USD 4,329 MXN 75,678 (3)
JPMorgan Chase 10/13/23 USD 971 RON 4,446 26
JPMorgan Chase 10/13/23 USD 2,153 ZAR 38,553 119
JPMorgan Chase 10/13/23 USD 517 ZAR 9,816 (1)
JPMorgan Chase 10/13/23 ZAR 69,307 USD 3,644 12
JPMorgan Chase 10/13/23 ZAR 47,294 USD 2,607 (113)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/20/23 USD 1,020 CHF 875 $ 62
JPMorgan Chase 11/10/23 CLP 427,265 USD 477 2
JPMorgan Chase 11/17/23 PLN 12,248 USD 2,920 (120)
JPMorgan Chase 11/17/23 TRY 5,630 USD 202 (8)
JPMorgan Chase 11/17/23 USD 2,697 PLN 11,398 92
JPMorgan Chase 11/17/23 USD 1,937 RSD 211,874 25
JPMorgan Chase 11/17/23 USD 355 TRY 10,067 8
JPMorgan Chase 11/24/23 USD 1,187 EUR 1,092 30
JPMorgan Chase 12/4/23 USD 1,004 BRL 5,067 4
JPMorgan Chase 12/7/23 PHP 98,811 USD 1,733 12
JPMorgan Chase 12/7/23 USD 407 COP 1,710,163 (5)
JPMorgan Chase 12/8/23 USD 1,155 MYR 5,396 (2)
JPMorgan Chase 12/8/23 USD 1,641 UYU 63,886 1
JPMorgan Chase 1/17/24 IDR 28,422,079 USD 1,828 5
Morgan Stanley 10/6/23 TWD 65,285 USD 2,043 (17)
Morgan Stanley 10/13/23 MXN 55,366 USD 3,165 4
Morgan Stanley 10/13/23 MXN 75,446 USD 4,389 (70)
Morgan Stanley 11/10/23 CLP 431,783 USD 502 (17)
Morgan Stanley 11/10/23 USD 3,391 CLP 2,924,381 110
Morgan Stanley 11/17/23 PLN 4,478 USD 1,092 (68)
Morgan Stanley 12/7/23 COP 8,118,739 USD 1,951 4
Morgan Stanley 12/15/23 CNH 67,275 USD 9,289 (39)
RBC Dominion Securities 10/13/23 MXN 25,950 USD 1,488 (3)
RBC Dominion Securities 10/13/23 ZAR 28,847 USD 1,564 (42)
RBC Dominion Securities 12/15/23 USD 476 CNH 3,449 2
Standard Chartered 10/6/23 IDR 14,110,486 USD 934 (22)
Standard Chartered 10/6/23 PEN 15,579 USD 4,166 (54)
Standard Chartered 10/20/23 USD 2,025 CHF 1,761 97
Standard Chartered 11/17/23 TRY 77,548 USD 2,693 (22)
State Street 10/13/23 CZK 2,738 USD 123 (4)
State Street 10/13/23 MXN 146,203 USD 8,465 (97)
State Street 10/13/23 ZAR 14,837 USD 786 (3)
State Street 11/24/23 USD 5,906 EUR 5,390 194
State Street 12/4/23 BRL 44,647 USD 8,917 (110)
State Street 1/17/24 USD 416 KRW 559,259 —
UBS Investment Bank 10/6/23 IDR 33,239,113 USD 2,142 8
UBS Investment Bank 10/6/23 IDR 38,060,427 USD 2,511 (49)
UBS Investment Bank 10/6/23 INR 66,562 USD 808 (7)
UBS Investment Bank 10/6/23 PEN 30,081 USD 7,926 13
UBS Investment Bank 10/6/23 USD 3,153 IDR 47,349,460 91
UBS Investment Bank 10/6/23 USD 3,069 KRW 3,906,261 175
UBS Investment Bank 10/13/23 USD 1,943 RON 9,041 22
UBS Investment Bank 10/20/23 CHF 3,442 USD 3,848 (79)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 10/20/23 USD 4,965 CHF 4,290 $ 268
UBS Investment Bank 11/17/23 PLN 36,494 USD 8,822 (479)
UBS Investment Bank 11/17/23 USD 649 PLN 2,780 14
UBS Investment Bank 11/24/23 EUR 715 USD 759 (1)
UBS Investment Bank 12/4/23 BRL 4,402 USD 899 (31)
UBS Investment Bank 12/7/23 USD 2,758 COP 11,582,077 (30)
UBS Investment Bank 12/8/23 THB 34,671 USD 957 1
UBS Investment Bank 12/8/23 THB 180,466 USD 5,211 (223)
UBS Investment Bank 12/15/23 USD 353 HKD 2,760 —
UBS Investment Bank 1/17/24 USD 2,139 IDR 33,239,113 (5)
UBS Investment Bank 1/17/24 USD 7,887 PEN 30,081 (12)
Wells Fargo 10/6/23 USD 6,302 PEN 23,061 215
Wells Fargo 10/13/23 USD 892 MXN 15,126 26
Wells Fargo 10/20/23 CHF 3,150 USD 3,435 15
Net unrealized gain (loss) on open forward
currency exchange contracts $ (993)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 32 Euro BOBL contracts 12/23 3,916 $ (55)
Short, 61 Euro BUND contracts 12/23 (8,296) 107
Long, 1 Euro BUXL thirty year bond contracts 12/23 129 —
Short, 51 Mini ten year JGB contracts 12/23 (4,948) 33
Short, 38 U.S. Treasury Long Bond contracts 12/23 (4,324) 234
Long, 64 U.S. Treasury Notes five year contracts 12/23 6,743 (48)
Long, 4 Ultra U.S. Treasury Bonds contracts 12/23 475 (40)
Short, 3 Ultra U.S. Treasury Notes ten year contracts 12/23 (335) 10
Net payments (receipts) of variation margin to date (337)
Variation margin receivable (payable) on open futures contracts $ (96)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 479+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 19,382  ¤  ¤ $ 18,035^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $479 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,035.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 300,170 $ — $ 300,170
Private Investment Company
2
— — — 351
Short-Term Investments 18,035 1,485 — 19,520
Options Purchased — 223 — 223
Total Securities 18,035 301,878 — 320,264
Swaps* — 264 — 264
Forward Currency Exchange
Contracts — 4,289 — 4,289
Futures Contracts* 384 — — 384
Total $ 18,419 $ 306,431 $ — $ 325,201
Liabilities
Swaps* $ — $ 485 $ — $ 485
Forward Currency Exchange
Contracts — 5,282 — 5,282
Futures Contracts* 143 — — 143
Total $ 143 $ 5,767 $ — $ 5,910
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds and U.S. Treasury
Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F192-054Q3 09/23